Leases (Tables)	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Schedule of Amounts Recognized in the Consolidated Balance Sheets

Amounts recognized in the consolidated balance sheets are as follows:

	As of December 31,
	2025	2024
Operating lease right-of-use assets	$1,115,209	$38,133
Operating lease liabilities, current	406,845	13,006
Operating lease liabilities, non-current	727,228	20,408
Total operating lease liabilities	$1,134,073	$33,414

The weighted-average remaining lease term and the weighted-average discount rate of leases are as follows:

	December 31, 2025	December 31, 2024
Weighted-average remaining operating lease term	2.9	2.9

Weighted-average operating discount rate	3.5%	3.6%

Schedule of Maturity of Lease Liabilities

The following table summarizes the maturity of lease liabilities as of December 31, 2025:

12 months ending December 31,	Amount
2026	$441,379
2027	433,542
2028	319,279
Total lease payments	1,194,200
Less: imputed interest	(60,127)
Total lease liabilities	$1,134,073